Derivatives And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives And Hedging Activities [Abstract]
Volumes Of Outstanding Derivative Contracts

At December 31, 2013, the volumes of PG&E Corporation's and the Utility's outstanding derivatives were as follows:

		Contract Volume (1)
			1 Year or	3 Years or
			Greater but	Greater but
		Less Than 1	Less Than 3	Less Than 5	5 Years or
Underlying Product	Instruments	Year	Years	Years	Greater (2)
Natural Gas (3)	Forwards and
(MMBtus (4))	Swaps	243,213,288	79,735,000	8,892,500	-
	Options	169,123,208	87,689,708	3,450,000	-
Electricity	Forwards and
(Megawatt-hours)	Swaps	2,537,023	2,009,505	2,008,046	1,534,695
	Congestion
	Revenue Rights	73,510,440	83,747,782	63,718,517	29,945,852

 (1) Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each period.
(2) Derivatives in this category expire between 2019 and 2022.
(3) Amounts shown are for the combined positions of the electric fuels and core gas supply portfolios.
(4) Million British Thermal Units.

At December 31, 2012, the volumes of PG&E Corporation's and the Utility's outstanding derivatives were as follows:

		Contract Volume (1)
			1 Year or	3 Years or
			Greater but	Greater but
		Less Than 1	Less Than 3	Less Than 5	5 Years or
Underlying Product	Instruments	Year	Years	Years	Greater (2)
Natural Gas (3)	Forwards and
(MMBtus (4))	Swaps	329,466,510	98,628,398	5,490,000	-
	Options	221,587,431	216,279,767	10,050,000	-
Electricity	Forwards and
(Megawatt-hours)	Swaps	2,537,023	3,541,046	2,009,505	2,538,718
	Options	-	239,015	239,233	119,508
	Congestion
	Revenue Rights	74,198,690	74,187,803	74,240,147	25,699,804

 (1) Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each period.
(2) Derivatives in this category expire between 2018 and 2023.
(3) Amounts shown are for the combined positions of the electric fuels and core gas supply portfolios.
(4) Million British Thermal Units.

Outstanding Derivative Balances
At December 31, 2013, PG&E Corporation's and the Utility's outstanding derivative balances were as follows:

	Commodity Risk
	Gross Derivative			Total Derivative
(in millions)	Balance	Netting	Cash Collateral	Balance
Current assets - other	$42	$(10)	$16	$48
Other noncurrent assets - other	99	(4)	-	95
Current liabilities - other	(122)	10	69	(43)
Noncurrent liabilities - other	(110)	4	2	(104)
Total commodity risk	$(91)	$-	$87	$(4)

At December 31, 2012, PG&E Corporation's and the Utility's outstanding derivative balances were as follows:

	Commodity Risk
	Gross Derivative			Total Derivative
(in millions)	Balance	Netting	Cash Collateral	Balance
Current assets - other	$48	$(25)	$36	$59
Other noncurrent assets - other	99	(11)	-	88
Current liabilities - other	(255)	25	115	(115)
Noncurrent liabilities - other	(221)	11	14	(196)
Total commodity risk	$(329)	$-	$165	$(164)

Gains And Losses On Derivative Instruments
Gains and losses recorded on PG&E Corporation's and the Utility's derivatives were as follows:

	Commodity Risk
	For the year ended December 31,
(in millions)	2013	2012	2011
Unrealized gain/(loss) - regulatory assets and liabilities (1)	$238	$391	$21
Realized loss - cost of electricity (2)	(178)	(486)	(558)
Realized loss - cost of natural gas (2)	(22)	(38)	(106)
Total commodity risk	$38	$(133)	$(643)

 (1) Unrealized gains and losses on commodity risk-related derivative instruments are recorded to regulatory assets or liabilities, rather than being recorded to the  Consolidated Statements of Income.  These amounts exclude the impact of cash collateral postings.
(2) These amounts are fully passed through to customers in rates.  Accordingly, net income was not impacted by realized amounts on these instruments.

Additional Cash Collateral The Utility Would Be Required To Post If Its Credit Risk-Related Contingency Features Were Triggered
The additional cash collateral that the Utility would be required to post if the credit risk-related contingency features were triggered was as follows:

	Balance at December 31,
(in millions)	2013	2012
Derivatives in a liability position with credit risk-related
contingencies that are not fully collateralized	$(79)	$(266)
Related derivatives in an asset position	4	59
Collateral posting in the normal course of business related to
these derivatives	65	103
Net position of derivative contracts/additional collateral
posting requirements (1)	$(10)	$(104)

 (1) This calculation excludes the impact of closed but unpaid positions, as their settlement is not impacted by any of the Utility's credit risk-related contingencies.